Other Liabilities	9 Months Ended
Sep. 30, 2021
Other Liabilities Disclosure [Abstract]
Other Liabilities	NOTE 8: OTHER LIABILITIES As of September 30, 2021 and December 31, 2020 the Company carried the following other liabilities $3,205,282 and $1,250,000 respectively.